Stock Compensation (Tables)	12 Months Ended
Mar. 31, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Schedule of Changes in Outstanding Options

Changes in outstanding options under both the 1997 Plan, the 2005 Plan and the Omnibus Plan during the fiscal years ended March 31, 2013, 2012 and 2011 are as follows:

	2013
	Number of options	Range of exercise price	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		US$ (per share)	US$ (per share)	(years)	US$
Outstanding, at beginning of fiscal year	339,701	8.99 – 30.56	17.66	3.96	—
Granted	86,000	4.75	4.75
Expired	—	—	—
Exercised	—	—	—
Forfeited	(5,950)	15.60 – 30.56	21.26

Outstanding, at end of fiscal year	419,751	4.75 – 30.56	14.96	4.28	—

Vested and expected to be vested at March 31, 2013	419,751	4.75 – 30.56	14.96	4.28	—

Exercisable, at end of fiscal year	369,752	4.75 – 30.56	13.41	4.60

Changes in outstanding options under both the 1997 Plan and the 2005 Plan during the fiscal years ended March 31, 2013, 2012 and 2011 are as follows: (continued)

	2012
	Number of options	Range of exercise price	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		US$ (per share)	US$ (per share)	(years)	US$
Outstanding, at beginning of fiscal year	423,118	8.99-30.56	18.00	4.01	—
Granted	—	—	—
Expired	(82,167)	19.00-25.00	19.22
Exercised	—	—	—
Forfeited	(1,250)	25.00-30.56	29.45

Outstanding, at end of fiscal year	339,701	8.99-30.56	17.66	3.96	—

Vested and expected to be vested at March 31, 2012	339,701	8.99-30.56	17.66	3.96	—

Exercisable, at end of fiscal year	287,452	8.99-30.56	16.06	4.17

	2011
	Number of options	Range of exercise price	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		US$ (per share)	US$ (per share)	(years)	US$
Outstanding, at beginning of fiscal year	403,118	13.20-30.56	18.44	4.78	—
Granted	20,000	8.99	8.99
Expired	—	—	—
Exercised	—	—	—
Forfeited	—

Outstanding, at end of fiscal year	423,118	8.99-30.56	18.00	4.01	—

Vested and expected to be vested at March 31, 2011	423,118	8.99-30.56	18.00	4.01	—

Exercisable, at end of fiscal year	365,369	8.99-30.56	16.90	3.94

Schedule of Changes in Stock Grants

Changes in stock grants during the fiscal years ended March 31, 2013, 2012 and 2011 are as follows:

	2013		2012		2011
	Stock	Weighted average grant-date fair value	Stock	Weighted average grant-date fair value	Stock	Weighted average grant-date fair value
		US$		US$		US$
Non-vested, at beginning of fiscal year	750	10,380	750	10,380	1,500	20,760
Granted	—	—	—	—	—	—
Vested	(750)	10,380	—	—	(750)	10,380

Non-vested, at end of fiscal year	—	—	750	10,380	750	10,380

Summary of Options by Exercise Price Range

Further details relating to the options granted under the 1997 Plan, the 2005 Plan and the Omnibus Plan that are outstanding as of March 31, 2013 are as follows:

	Options outstanding as of March 31, 2013			Options exercisable as of March 31, 2013
Number of options	Range of exercise price per option	Weighted average remaining contractual life	Weighted average exercise price per option	Number of options	Weighted average exercise price per option
	US$ (per share)	(years)	US$ (per share)		US$ (per share)
86,000	4.75	9.31	4.75	82,250	4.75
20,000	8.99	6.70	8.99	15,000	8.99
248,251	13.20 – 15.60	3.29	14.87	248,251	14.87
65,500	30.40 – 30.56	0.70	30.55	24,251	30.54

419,751				369,752

Summary of Fair Value of Options Granted

The fair value of the options granted was estimated on the date of grant using the following assumptions:

	2013	2012	2011
Risk-free Interest Rate	0.97% -1.50%	—	3.45%
Expected Dividend Yield	0%	—	0%
Expected Option Life	7 – 10 years	—	7 years
Expected Stock Price Volatility	53.28% - 58.71%	—	59.00%